Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases
Right-of-use assets	£ 7,650,000	£ 8,199,000	£ 8,195,000
Additions to right-of-use assets	81,000	113,000	749,000
Lease liabilities:
Current	672,000	861,000	934,000
Non-current	8,018,000	7,704,000	7,707,000
Total lease liabilities	8,690,000	8,565,000	8,641,000	£ 8,880,000
Property
Leases
Right-of-use assets	7,267,000	7,683,000	7,740,000
Plant and machinery
Leases
Right-of-use assets	£ 383,000	£ 516,000	£ 455,000